Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2023 and changes in the six months ended June 30, 2024 are discussed below.

Bank / Vessel(s)
	December 31, 2023	June 30, 2024
Total long term debt:
2nd AVIC Facility (M/T Eco West Coast)	40,817	39,717
Huarong Facility (M/T Eco Malibu)	41,000	39,900
Cargill Facility (M/T Eco Marina Del Ray)	23,094	-
2nd CMBFL Facility (M/T Eco Marina Del Ray)	-	28,000
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	98,552	123,618
1st AVIC Facility (M/T Eco Oceano Ca)	42,777	41,422
Total long term debt	246,240	272,657
Less: Deferred finance fees	(4,279)	(6,450)
Less: Debt discount relating to Vessel fair value participation liability	(1,463)	-
Total long term debt net of deferred finance fees and debt discounts	240,498	266,207

Presented:
Current portion of long-term debt	12,418	13,993
Long term debt	228,080	252,214

Total Debt net of deferred finance fees	240,498	266,207